Fair Value Measurements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements
Investments owned - broker trading accounts, fair value		$ 12,395,634
Investments Owned, Fair Value	$ 116,297,654	112,187,759
Recurring basis
Fair Value Measurements
Total	182,678,703	296,637,533
Recurring basis | U.S. Government securities
Fair Value Measurements
Investments owned - broker trading accounts, fair value		12,395,634
Recurring basis | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	827,595	11,549,467
Recurring basis | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	(240,659)	(181,222)
Recurring basis | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	1,168,100
Recurring basis | Bank deposits
Fair Value Measurements
Cash and cash equivalents	1,101,389	6,163,896
Recurring basis | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	5,547,926	18,301,948
Investments Owned, Fair Value	4,008,509	2,580,625
Recurring basis | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	57,976,698	136,220,051
Investments Owned, Fair Value	15,173,266	8,106,663
Recurring basis | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	82,472,451	89,383,625
Recurring basis | Foreign corporate bonds
Fair Value Measurements
Investments Owned, Fair Value		1,553,227
Recurring basis | U.S. corporate bonds
Fair Value Measurements
Investments Owned, Fair Value	14,643,428	10,563,619
Recurring basis | Level 1
Fair Value Measurements
Total	1,928,984	17,713,363
Recurring basis | Level 1 | Futures Contracts
Fair Value Measurements
Open derivative contracts, fair value	827,595	11,549,467
Recurring basis | Level 1 | Bank deposits
Fair Value Measurements
Cash and cash equivalents	1,101,389	6,163,896
Recurring basis | Level 2
Fair Value Measurements
Total	180,749,719	278,924,170
Recurring basis | Level 2 | U.S. Government securities
Fair Value Measurements
Investments owned - broker trading accounts, fair value		12,395,634
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Open derivative contracts, fair value	(240,659)	(181,222)
Recurring basis | Level 2 | Swap Contracts
Fair Value Measurements
Open derivative contracts, fair value	1,168,100
Recurring basis | Level 2 | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	5,547,926	18,301,948
Investments Owned, Fair Value	4,008,509	2,580,625
Recurring basis | Level 2 | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	57,976,698	136,220,051
Investments Owned, Fair Value	15,173,266	8,106,663
Recurring basis | Level 2 | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, Fair Value	82,472,451	89,383,625
Recurring basis | Level 2 | Foreign corporate bonds
Fair Value Measurements
Investments Owned, Fair Value		1,553,227
Recurring basis | Level 2 | U.S. corporate bonds
Fair Value Measurements
Investments Owned, Fair Value	$ 14,643,428	$ 10,563,619